Cost Method Investments (Details) - Schedule of cost method investments	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
9.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 45,000,000	$ 6,705,009	¥ 45,000,000
8.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,100,000	163,900	1,100,000
6.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	89,400	600,000
5.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	89,400	600,000
5.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	51,000,000	7,688,411	51,000,000
4.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	200,000	29,800	200,000
4.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	8,400,000	1,251,602	8,400,000
3.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	178,800	1,200,000
3.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	3,900,000	581,101	3,900,000
2.55% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	13,422,800	2,000,000
2.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	36,700,000	5,468,308	1,200,000
1.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,450,000	216,050	1,450,000
Total [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 164,172,800	$ 24,461,781	¥ 114,650,000